LAND USE RIGHT	12 Months Ended
Dec. 31, 2013
Land Use Right [Abstract]
Land Rights and Mineral Rights Disclosure [Text Block]
12.	LAND USE RIGHT

Land use right represents prepaid lease payments to the local government in the PRC for the use of land where the Company’s production facilities are located. Land use rights have a 50-year life commencing January 1, 2007 to December 2056.

The land use right is pledged as collateral to SPDB for the bank loans granted to the Company.

Amortization expenses were $6,724, $6,556 and $6,405 for the years ended December 31, 2013, 2012 and 2011, respectively.

As of December 31, 2013, the expected amortization expense of the land use right for each of the next five years and thereafter as follows:

Year ending December 31,
2014	$6,724
2015	6,724
2016	6,724
2017	6,724
2018	6,724
Thereafter	259,767
$293,387